Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Assets:
Derivative assets		¥ 14,929,000	¥ 15,118,000	[1]
Netting	[2]	(14,077,000)	(14,094,000)	[3]
Collateralized agreements		17,306,959	16,237,743
Other assets		748,091	908,134
Liabilities:
Derivative liabilities	[4]	14,517,000	14,182,000	[1]
Netting	[2],[5]	(13,710,000)	(13,457,000)	[3]
Short-term borrowings		362,612	372,188
Collateralized financing		16,684,403	16,696,994
Long-term borrowings		3,576,293	2,857,835
Recurring [Member]
Assets:
Trading assets and private equity investments	[6]	13,498,000	13,909,000
Derivative assets	[7]	852,000	1,024,000	[8]
Netting	[7]	(14,077,000)	(14,094,000)	[8]
Subtotal, Assets		14,350,000	14,933,000
Loans and receivables	[9]	673,000	554,000
Collateralized agreements	[10]	648,000	1,186,000
Total Assets		16,724,000	17,806,000
Liabilities:
Trading liabilities		7,405,000	7,469,000
Derivative liabilities	[7]	815,000	734,000	[8]
Netting	[7]	(13,710,000)	(13,457,000)	[8]
Subtotal, Liabilities		8,220,000	8,203,000
Short-term borrowings	[11]	363,000	372,000
Payables and deposits	[12]	0	(1,000)
Collateralized financing	[10]	291,000	569,000
Long-term borrowings	[11],[13],[14]	3,570,000	2,850,000
Other liabilities	[15]	298,000	327,000
Total Liabilities		12,742,000	12,320,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[6],[16]	2,470,000	2,669,000
Liabilities:
Trading liabilities		1,820,000	1,338,000
Recurring [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[6],[16]	26,000	6,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[6]	1,987,000	2,205,000
Liabilities:
Trading liabilities		1,264,000	2,263,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[6]	215,000	189,000
Liabilities:
Trading liabilities		3,000	1,000
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[6]	4,199,000	4,220,000
Liabilities:
Trading liabilities		3,833,000	3,376,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[6]	1,288,000	1,325,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		319,000	391,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[6]	3,000	4,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[6]	2,764,000	2,803,000
Liabilities:
Trading liabilities		0	1,000
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[6]	69,000	63,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[6],[17]	74,000	86,000
Liabilities:
Trading liabilities	[17]	3,000	3,000
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[6]	403,000	339,000
Liabilities:
Trading liabilities		163,000	96,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[7]	851,000	1,011,000	[8]
Liabilities:
Derivative liabilities	[7]	920,000	1,118,000	[8]
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[7]	8,632,000	8,096,000	[8]
Liabilities:
Derivative liabilities	[7]	8,298,000	7,560,000	[8]
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[7]	533,000	515,000	[8]
Liabilities:
Derivative liabilities	[7]	464,000	425,000	[8]
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[7]	4,912,000	5,495,000	[8]
Liabilities:
Derivative liabilities	[7]	4,842,000	5,087,000	[8]
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[7]	1,000	1,000	[8]
Liabilities:
Derivative liabilities	[7]	1,000	1,000	[8]
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets		461,000	486,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[6],[16]	592,000	647,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity investments	[6],[18]
Derivative assets	[7],[18]	(14,077,000)	(14,094,000)	[8]
Netting	[7],[18]	(14,077,000)	(14,094,000)	[8]
Subtotal, Assets	[18]	(14,077,000)	(14,094,000)
Loans and receivables	[9],[18]
Collateralized agreements	[10],[18]
Total Assets	[18]	(14,077,000)	(14,094,000)
Liabilities:
Trading liabilities	[18]
Derivative liabilities	[7],[18]	(13,710,000)	(13,457,000)	[8]
Netting	[7],[18]	(13,710,000)	(13,457,000)	[8]
Subtotal, Liabilities	[18]	(13,710,000)	(13,457,000)
Short-term borrowings	[11],[18]
Payables and deposits	[12],[18]
Collateralized financing	[10],[18]
Long-term borrowings	[11],[13],[14],[18]
Other liabilities	[15],[18]
Total Liabilities	[18]	(13,710,000)	(13,457,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[6],[16],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[6],[16],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[6],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[6],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[6],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[6],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[6],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[6],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[6],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[6],[17],[18]
Liabilities:
Trading liabilities	[17],[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[6],[18]
Liabilities:
Trading liabilities	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[7],[18]			[8]
Liabilities:
Derivative liabilities	[7],[18]			[8]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[7],[18]			[8]
Liabilities:
Derivative liabilities	[7],[18]			[8]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[7],[18]			[8]
Liabilities:
Derivative liabilities	[7],[18]			[8]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[7],[18]			[8]
Liabilities:
Derivative liabilities	[7],[18]			[8]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[7],[18]			[8]
Liabilities:
Derivative liabilities	[7],[18]			[8]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[18]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[6],[16],[18]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity investments	[6]	6,378,000	7,197,000
Derivative assets	[7]	16,000	19,000	[8]
Netting	[7]			[8]
Subtotal, Assets		6,394,000	7,216,000
Loans and receivables	[9]
Collateralized agreements	[10]
Total Assets		6,948,000	7,812,000
Liabilities:
Trading liabilities		5,913,000	6,266,000
Derivative liabilities	[7]	11,000	11,000	[8]
Netting	[7]			[8]
Subtotal, Liabilities		5,924,000	6,277,000
Short-term borrowings	[11]
Payables and deposits	[12]
Collateralized financing	[10]
Long-term borrowings	[11],[13],[14]	11,000	18,000
Other liabilities	[15]	276,000	293,000
Total Liabilities		6,211,000	6,588,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[6],[16]	1,392,000	1,741,000
Liabilities:
Trading liabilities		1,622,000	1,146,000
Recurring [Member] | Level 1 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[6],[16]
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[6]	1,987,000	2,205,000
Liabilities:
Trading liabilities		1,264,000	2,263,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[6]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[6]	2,650,000	2,980,000
Liabilities:
Trading liabilities		2,906,000	2,786,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[6]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[6]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[6]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[6]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[6],[17]
Liabilities:
Trading liabilities	[17]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[6]	349,000	271,000
Liabilities:
Trading liabilities		121,000	71,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[7]	1,000	2,000	[8]
Liabilities:
Derivative liabilities	[7]	1,000	1,000	[8]
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[7]	12,000	16,000	[8]
Liabilities:
Derivative liabilities	[7]	6,000	9,000	[8]
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[7]	2,000	0	[8]
Liabilities:
Derivative liabilities	[7]	3,000	0	[8]
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[7]	0	0	[8]
Liabilities:
Derivative liabilities	[7]		0	[8]
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[7]	1,000	1,000	[8]
Liabilities:
Derivative liabilities	[7]	1,000	1,000	[8]
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		138,000	133,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[6],[16]	416,000	463,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity investments	[6]	6,821,000	6,452,000
Derivative assets	[7]	14,786,000	14,927,000	[8]
Netting	[7]			[8]
Subtotal, Assets		21,607,000	21,379,000
Loans and receivables	[9]	544,000	484,000
Collateralized agreements	[10]	615,000	1,181,000
Total Assets		23,099,000	23,412,000
Liabilities:
Trading liabilities		1,492,000	1,202,000
Derivative liabilities	[7]	14,337,000	13,983,000	[8]
Netting	[7]			[8]
Subtotal, Liabilities		15,829,000	15,185,000
Short-term borrowings	[11]	332,000	355,000
Payables and deposits	[12]	0	0
Collateralized financing	[10]	291,000	566,000
Long-term borrowings	[11],[13],[14]	3,024,000	2,403,000
Other liabilities	[15]	22,000	33,000
Total Liabilities		19,498,000	18,542,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[6],[16]	1,065,000	907,000
Liabilities:
Trading liabilities		198,000	191,000
Recurring [Member] | Level 2 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[6],[16]		3,000
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[6]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[6]	214,000	188,000
Liabilities:
Trading liabilities		3,000	1,000
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[6]	1,544,000	1,234,000
Liabilities:
Trading liabilities		927,000	590,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[6]	1,128,000	1,186,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		319,000	391,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[6]	1,000	2,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[6]	2,761,000	2,803,000
Liabilities:
Trading liabilities		0	1,000
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[6]
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[6],[17]	55,000	62,000
Liabilities:
Trading liabilities	[17]	3,000	3,000
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[6]	53,000	67,000
Liabilities:
Trading liabilities		42,000	25,000
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[7]	806,000	973,000	[8]
Liabilities:
Derivative liabilities	[7]	867,000	1,080,000	[8]
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[7]	8,610,000	8,009,000	[8]
Liabilities:
Derivative liabilities	[7]	8,228,000	7,427,000	[8]
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[7]	500,000	498,000	[8]
Liabilities:
Derivative liabilities	[7]	422,000	410,000	[8]
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[7]	4,870,000	5,447,000	[8]
Liabilities:
Derivative liabilities	[7]	4,820,000	5,066,000	[8]
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[7]	0	0	[8]
Liabilities:
Derivative liabilities	[7]	0	0	[8]
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		323,000	353,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[6],[16]	10,000	15,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity investments	[6]	299,000	260,000
Derivative assets	[7]	127,000	172,000	[8]
Netting	[7]			[8]
Subtotal, Assets		426,000	432,000
Loans and receivables	[9]	129,000	70,000
Collateralized agreements	[10]	33,000	5,000
Total Assets		754,000	676,000
Liabilities:
Trading liabilities		0	1,000
Derivative liabilities	[7]	177,000	197,000	[8]
Netting	[7]			[8]
Subtotal, Liabilities		177,000	198,000
Short-term borrowings	[11]	31,000	17,000
Payables and deposits	[12]	0	(1,000)
Collateralized financing	[10]		3,000
Long-term borrowings	[11],[13],[14]	535,000	429,000
Other liabilities	[15]	0	1,000
Total Liabilities		743,000	647,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[6],[16]	13,000	21,000
Liabilities:
Trading liabilities		0	1,000
Recurring [Member] | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[6],[16]	26,000	3,000
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[6]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[6]	1,000	1,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[6]	5,000	6,000
Liabilities:
Trading liabilities		0
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[6]	160,000	139,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[6]	2,000	2,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[6]	3,000	0
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[6]	69,000	63,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[6],[17]	19,000	24,000
Liabilities:
Trading liabilities	[17]		0
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[6]	1,000	1,000
Liabilities:
Trading liabilities			0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[7]	44,000	36,000	[8]
Liabilities:
Derivative liabilities	[7]	52,000	37,000	[8]
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[7]	10,000	71,000	[8]
Liabilities:
Derivative liabilities	[7]	64,000	124,000	[8]
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[7]	31,000	17,000	[8]
Liabilities:
Derivative liabilities	[7]	39,000	15,000	[8]
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[7]	42,000	48,000	[8]
Liabilities:
Derivative liabilities	[7]	22,000	21,000	[8]
Recurring [Member] | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[7]			[8]
Liabilities:
Derivative liabilities	[7]	0		[8]
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[6],[16]	¥ 166,000	¥ 169,000

[1]	Due to the changes in our accounting policy which Nomura adopted on April 1, 2018, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. "Summary of accounting policies" for further details.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2018, Nomura offset a total of \1,201 billion of cash collateral receivables against net derivative liabilities and \1,838 billion of cash collateral payables against net derivative assets. As of March 31, 2019, Nomura offset a total of \1,259 billion of cash collateral receivables against net derivative liabilities and \1,626 billion of cash collateral payables against net derivative assets.
[3]	During the year ended March 31, 2018, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral. In addition, due to the changes in our accounting policy which Nomura adopted on April 1, 2018, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. "Summary of accounting policies" for further details.
[4]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[5]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[6]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2018 and March 31, 2019, the fair values of these investments which are included in Trading assets and private equity investments were \47 billion and \36 billion, respectively. As of March 31, 2018 and March 31, 2019, the fair values of these investments which are included in Other assets - Others were \2 billion and \2 billion, respectively.
[7]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[8]	Due to the changes in our accounting policy which Nomura adopted on April 1, 2018, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. "Summary of accounting policies" for further details.
[9]	Includes loans for which the fair value option has been elected.
[10]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[11]	Includes structured notes for which the fair value option has been elected.
[12]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[13]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[14]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[15]	Includes loan commitments for which the fair value option has been elected.
[16]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[17]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[18]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.